Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 302,736	₱ 260,868
Additions (Note 4)	96,810	88,983
Telecom assets additions subject to subsequent sale and leaseback from tower companies	16,841
Disposals/Retirements	(14,696)	(333)
Reclassifications		146
Reclassifications to assets held-for-sale	(16,013)
Impairment losses recognized during the year (Note 5)	(309)	(148)
Translation differences charged directly to cumulative translation adjustments	2	1
Adjustments	272
Acquisition through business combinations	100
Depreciation and amortization	(92,998)	(46,781)	₱ (42,540)
Net book value at end of the year	292,745	302,736	260,868
Adjustments	(272)
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	780,685	697,488
Net book value at end of the year	837,775	780,685	697,488
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(477,949)	(436,620)
Net book value at end of the year	(545,030)	(477,949)	(436,620)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	71,533	58,290
Additions (Note 4)	194	1,306
Disposals/Retirements	(5)	(9)
Reclassifications	11
Impairment losses recognized during the year (Note 5)	(112)	(27)
Transfers and others	32,323	22,641
Adjustments	7	8
Depreciation and amortization	(32,994)	(10,676)
Net book value at end of the year	70,957	71,533	58,290
Adjustments	(7)	(8)
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	229,160	205,338
Net book value at end of the year	261,429	229,160	205,338
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(157,627)	(147,048)
Net book value at end of the year	(190,472)	(157,627)	(147,048)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,752	549
Additions (Note 4)	265	906
Disposals/Retirements		(1)
Reclassifications		1,850
Transfers and others	666
Adjustments	512
Depreciation and amortization	(589)	(552)
Net book value at end of the year	3,606	2,752	549
Adjustments	(512)
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,896	3,134
Net book value at end of the year	7,338	5,896	3,134
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(3,144)	(2,585)
Net book value at end of the year	(3,732)	(3,144)	(2,585)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	118,589	111,603
Additions (Note 4)	3,656	141
Telecom assets additions subject to subsequent sale and leaseback from tower companies	16,841
Disposals/Retirements	(6,529)	(81)
Reclassifications to assets held-for-sale	(12,372)
Impairment losses recognized during the year (Note 5)	(66)	(121)
Transfers and others	24,155	30,328
Translation differences charged directly to cumulative translation adjustments		1
Depreciation and amortization	(42,311)	(23,282)
Net book value at end of the year	101,963	118,589	111,603
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	327,195	298,169
Net book value at end of the year	328,729	327,195	298,169
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(208,606)	(186,566)
Net book value at end of the year	(226,766)	(208,606)	(186,566)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,416	4,973
Additions (Note 4)	31	145
Disposals/Retirements	(1)	(27)
Reclassifications		2,795
Transfers and others	724	629
Adjustments	(2)	(8)
Acquisition through business combinations	23
Depreciation and amortization	(1,545)	(1,091)
Net book value at end of the year	6,646	7,416	4,973
Adjustments	2	8
Buildings [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	26,838	23,647
Net book value at end of the year	26,788	26,838	23,647
Buildings [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(19,422)	(18,674)
Net book value at end of the year	(20,142)	(19,422)	(18,674)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,239	6,596
Additions (Note 4)	731	570
Disposals/Retirements	(158)	(52)
Reclassifications		55
Impairment losses recognized during the year (Note 5)	(131)
Transfers and others	412	195
Translation differences charged directly to cumulative translation adjustments	1	(1)
Adjustments	(240)
Acquisition through business combinations	77
Depreciation and amortization	(1,774)	(2,124)
Net book value at end of the year	4,157	5,239	6,596
Adjustments	240
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,586	41,856
Net book value at end of the year	40,572	40,586	41,856
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(35,347)	(35,260)
Net book value at end of the year	(36,415)	(35,347)	(35,260)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	27,850	17,340
Additions (Note 4)	6,389	5,678
Transfers and others	8,445	10,077
Depreciation and amortization	(7,898)	(5,245)
Net book value at end of the year	34,786	27,850	17,340
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	62,595	46,885
Net book value at end of the year	77,429	62,595	46,885
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(34,745)	(29,545)
Net book value at end of the year	(42,643)	(34,745)	(29,545)
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,163	4,148
Additions (Note 4)	28	43
Disposals/Retirements	(7)	(163)
Transfers and others	120	145
Depreciation and amortization	(32)	(10)
Net book value at end of the year	4,272	4,163	4,148
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,451	4,427
Net book value at end of the year	4,591	4,451	4,427
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(288)	(279)
Net book value at end of the year	(319)	(288)	(279)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	8,506	7,217
Additions (Note 4)	8	23
Disposals/Retirements	(20)
Transfers and others	8,092	4,900
Translation differences charged directly to cumulative translation adjustments	1	1
Depreciation and amortization	(5,789)	(3,635)
Net book value at end of the year	10,798	8,506	7,217
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	27,099	23,868
Net book value at end of the year	35,095	27,099	23,868
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(18,593)	(16,651)
Net book value at end of the year	(24,297)	(18,593)	(16,651)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	178	92
Additions (Note 4)		145
Transfers and others	21	107
Depreciation and amortization	(66)	(166)
Net book value at end of the year	133	178	92
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	355	104
Net book value at end of the year	377	355	104
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(177)	(12)
Net book value at end of the year	(244)	(177)	(12)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	56,510	50,060
Additions (Note 4)	85,508	80,026
Disposals/Retirements	(7,976)
Reclassifications	(11)	(4,554)
Reclassifications to assets held-for-sale	(3,641)
Transfers and others	(74,958)	(69,022)
Adjustments	(5)
Net book value at end of the year	55,427	56,510	50,060
Adjustments	5
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	56,510	50,060
Net book value at end of the year	₱ 55,427	₱ 56,510	₱ 50,060